Submission	May 14, 2025
Submission [Line Items]
Central Index Key	0000906107
Registrant Name	EQUITY RESIDENTIAL
Registration File Number	333-287237
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES